Revenue (Accounts Receivable, Contract Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Accounts receivable, net	$ 899	$ 938
Unbilled
Revenue from External Customer [Line Items]
Accounts receivable, net	476	308
Trade & other
Revenue from External Customer [Line Items]
Accounts receivable, net	$ 423	$ 630